CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Total net income (loss)	$ 3,302	$ 4,370
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	934	(202)
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	(1,270)	(236)
Reclassifications to net income (loss)	(20)	(130)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	42	25
Reclassifications to net income (loss)	(53)	(19)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(109)	(14)
Reclassifications to net income (loss) upon change in ownership interest	0	9
Total items that may be reclassified subsequently to income	(476)	(567)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	168	(39)
Revaluation of property, plant and equipment	(2)	0
Total items that will not be reclassified subsequently to income	166	(39)
Total other comprehensive income (loss)	(310)	(606)
Total comprehensive income (loss)	2,992	3,764
Less: Participating policyholders' comprehensive income (loss)	137	332
Non-controlling interests’ comprehensive income (loss)	60	0
Shareholders’ comprehensive income (loss)	2,795	3,432
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	4	1
Unrealized gains (losses) on available-for-sale assets	304	66
Reclassifications to net income for available-for-sale assets	2	15
Unrealized gains (losses) on cash flow hedges	6	(11)
Reclassifications to net income for cash flow hedges	0	8
Total items that may be reclassified subsequently to income	316	79
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(75)	9
Revaluation of property, plant and equipment	(2)	0
Total items that will not be reclassified subsequently to income	(77)	9
Total income tax benefit (expense) included in other comprehensive income (loss)	$ 239	$ 88